Consolidated Comprehensive Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 17,217	$ 12,745	$ 9,528
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	(2,342)	(267)	5,134
Tax effect	796	91	(1,745)
Pension liability adjustment	(448)	(412)	1,228
Tax effect	152	140	(417)
Total other comprehensive income (loss)	(1,842)	(448)	4,200
Comprehensive income	$ 15,375	$ 12,297	$ 13,728